Business combinations (Tables)	12 Months Ended
Mar. 31, 2018
Summary of revenues and net income included in the consolidated statements of income and comprehensive income
The following is a summary of revenues and net income included in the consolidated statements of income and comprehensive income for the year ended March 31, 2018:

	Unafortis AG	DerivIT
Revenue	$5,298	$18,241
Net income/(loss), including:	$(8)	$518
Amortization of intangible assets identified in business combinations	$(535)	$(707)

Unafortis
Schedule of the assets and liabilities of reflecting the purchase price allocation to the net assets acquired
The following schedule reflects the preliminary purchase price allocation to the net assets acquired:

As of September 27, 2017
Cash and cash equivalents	$1,569
Trade accounts receivable	1,973
Intangible assets (Customer relations)	10,699
Deferred expenses	40
Other current assets	104
Goodwill	7,507
Total assets	21,892
Accounts Payable	(474)
Other liabilities	(889)
Short-term loans	(266)
Deferred Tax Liability, non-current	(794)
Other non-current liabilities	$(2,267)
Total liabilities	$(4,690)
Total net assets acquired	$17,202
Total purchase consideration	$17,202

DerivIT
Schedule of the assets and liabilities of reflecting the purchase price allocation to the net assets acquired
The following schedule reflects the preliminary purchase price allocation to the net assets acquired:

As of August 22, 2017
Cash and cash equivalents	$699
Trade accounts receivable	4,818
Unbilled revenue	608
Property and equipment, net	46
Intangible assets (Customer relations)	12,120
Other assets	272
Goodwill	10,944
Total assets	29,507
Accounts Payable	(2,197)
Other liabilities	(2,767)
Short-term loans	(983)
Deferred tax liability, non-current	(1,858)
Total liabilities	$(7,805)
Total net assets acquired	$21,702
Total purchase consideration	$21,702

SME—Science Management and Engineering AG
Schedule of the assets and liabilities of reflecting the purchase price allocation to the net assets acquired
The following schedule reflects the final purchase price allocation to the net assets acquired:

As of February 9, 2017
Cash and cash equivalents	$1
Trade Accounts Receivable	49
Intangible assets (Customer relations)	1,061
Goodwill	411
Total assets	1,522
Accounts Payable	(40)
Other liabilities	(109)
Tax payable	(299)
Long-term loans	(747)
Deferred Tax Liability	(109)
Total liabilities	(1,304)
Total net assets acquired	218
Total purchase consideration	$218

IntroPro
Schedule of the assets and liabilities of reflecting the purchase price allocation to the net assets acquired
The original and final allocation of the purchase price to the net assets acquired comprises the following:

	As of January 31, 2017
	Originally reported	Final
Cash and cash equivalents	$87	$87
Trade accounts receivable	1,488	1,488
Property and equipment, net	118	118
Intangible assets (Customer relations)	37,420	25,278
Other current assets	126	126
Goodwill	24,456	17,995
Total assets	63,695	45,092
Accounts payable	(1,293)	(1,293)
Other current liabilities	(104)	(104)
Line of credit	(118)	(118)
Deferred Tax Liability, non-current	(14,968)	(9,706)
Total liabilities	(16,483)	(11,221)
Total net assets acquired	47,212	33,871
Total purchase consideration	$47,212	$33,871

Pelagicore
Schedule of the assets and liabilities of reflecting the purchase price allocation to the net assets acquired
The following reflects allocation of the final purchase price to the assets and liabilities of Pelagicore:

As of September 13, 2016
Cash and cash equivalents	$128
Accounts receivable	1,886
Other current assets	564
Property and equipment, net	109
Intangible assets (Trademark)	843
Intangible assets (IP rights)	19,225
Goodwill	4,734
Total assets	27,489
Accounts payable	(2,114)
Taxes payable	(124)
Other current liabilities	(472)
Deferred tax liability	(341)
Total liabilities	(3,051)
Total net assets acquired	24,438
Total purchase consideration	$24,438

Insys Group, Inc.
Schedule of the assets and liabilities of reflecting the purchase price allocation to the net assets acquired
The following schedule reflects the final purchase price allocation to the net assets acquired on July 15, 2016:

	As of July 15, 2016
	Originally reported	Final
Cash and cash equivalents	$2,301	$2,301
Accounts receivable	15,355	15,519
Other current assets	352	352
Property and equipment, net	230	230
Intangible assets (Trademark)	1,572	—
Intangible assets (Customer relations)	34,320	34,320
Goodwill	17,451	17,685
Total assets	71,581	70,407
Accounts payable	(6,857)	(7,157)
Deferred revenue	(508)	(508)
Line of credit	(6,380)	(6,380)
Total liabilities	(13,745)	(14,045)
Total net assets acquired	57,836	56,362
Total purchase consideration	$57,836	$56,362